Significant Accounting Policies and Practices (Details) - Schedule of changes in marketable securities - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Significant Accounting Policies and Practices (Details) - Schedule of changes in marketable securities [Line Items]
Impairment of goodwill	$ (2,043,011)	$ (688,127)
Fair Value, Nonrecurring [Member]
Significant Accounting Policies and Practices (Details) - Schedule of changes in marketable securities [Line Items]
Balance beginning		62,733
Purchase of marketable securities
Interest due at maturity
Other than temporary impairment		(62,733)
Conversion of marketable securities
Ending balance
Fair Value, Recurring [Member]
Significant Accounting Policies and Practices (Details) - Schedule of changes in marketable securities [Line Items]
Balance beginning	1,374,835	1,035,795
Ending balance	46,460	1,374,835
Goodwill acquired in a business combination	105,440	1,374,835
Impairment of goodwill	(1,433,815)	(1,035,795)
Equity investment [Member]
Significant Accounting Policies and Practices (Details) - Schedule of changes in marketable securities [Line Items]
Balance beginning	50,000	217,096
Purchase of equity investments		150,000
Other than temporary impairment	(50,000)	(102,096)
Conversion to equity method investments		(215,000)
Ending balance		$ 50,000